Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of loss before taxes
	December 31, 2013	December 31, 2012
Domestic	$2,216,711	$2,613,733
Foreign	227,780	312,477
	$2,444,491	$2,926,210

Summary of deferred tax assets and valuation allowance
	December 31, 2013	December 31, 2012
Operating loss carry-forward	$3,100,000	$2,700,000
Deferred tax asset before Valuation allowance	3,100,000	2,700,000
Valuation allowance	(3,100,000)	(2,700,000)
Net deferred tax asset	$—	$—